UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
SM
BlackRock Wealth Liquid Environmentally Aware Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2023

Date of reporting period: 09/30/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
SEPTEMBER 30, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Semi - Annual
Report (Unaudited)
BlackRock Funds
SM
BlackRock Wealth Liquid Environmentally Aware Fund

Dear Shareholder,
The 12-month reporting period as of September 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022, ending the run of robust growth that followed the reopening of global economies and the development of COVID-19 vaccines. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks and economically sensitive small-capitalization stocks. While both large- and small-capitalization U.S. stocks fell, declines for small-capitalization U.S. stocks were steeper. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S.
dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose notably during the reporting period as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is proving more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S.
recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-
currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
(20.20)% (15.47)%
U.S. small cap equities
(Russell 2000
®
Index)
(19.01) (23.50)
International equities (MSCI
Europe, Australasia, Far
East Index)
(22.51) (25.13)
Emerging market equities
(MSCI Emerging Markets
Index)
(21.70) (28.11)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
0.58 0.63
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(10.81) (16.20)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
(9.22) (14.60)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(6.30) (11.50)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
(10.42) (14.15)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Money Market Overview
For the Six-Month Period Ended September 30, 2022
2022
BlackRock Semi - Annual Report to Shareholders

During the six-month period ended September 30, 2022, the Federal Open Market Committee (the “FOMC” or, the “Committee”) increased the range of the Federal Funds target rate from 0.00% - 0.25% to 3.00% - 3.25%. The Fed began unwinding its balance sheet in March 2022 and allowed $95 billion total in U.S. treasury and mortgage-
backed securities to mature monthly. U.S. macroeconomic data showed signs of continued tightening as evidenced by the unemployment rate dropping from 4.0% as of
January 2022 to 3.5% as of September 2022.
In Q1 and Q2 of 2022, real gross domestic product (“GDP”) shrank 1.6% and 0.6%, respectively. The U.S. Bureau of Economic Analysis noted that decreases in private inventory investment, residential fixed investment, federal government spending and state and local government spending were the primary drivers of the decrease in GDP over the periods. Given improving economic conditions, the tightening labor market and the pressure on prices the Fed has made it clear that it is committed to taming inflation and holding rates higher for as long as it takes to get to a 2% target inflation rate.
The Fed’s Summary of Economic Projections and most recent “dot plot” forecast shows a median federal funds target rate of 4.40% at the end of 2022, 4.6% at the end of
2023, 3.9% at the end of 2024 and 2.5% in the longer run. Daily utilization of the Fed’s reverse repurchase agreement (“RRP”) facility remained elevated, averaging $1.9 trillion per day and $2.25 trillion in September 2022. On September 28, the RRP facility hit an all-time high with a balance of over $2.367 trillion.
The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— ended September 2022 at 2.98%. SOFR has averaged 0.99% year to date. The 3-month London Inter-bank Offered Rate (“LIBOR”), which started the year at 0.24%, increased to 3.75% as of
September 30, 2022. The 3-month LIBOR averaged 1.70% year to date. The 3-month LIBOR-Overnight Indexed Swap spread (“L-OIS”) – a gauge of stress in the financial system – ended September 2022 at 0.097% and averaged 0.136% year to date. L-OIS peaked in March 2022 at 0.426%. Although the industry-wide money market mutual funds' assets remain relatively flat, the dynamics between prime and government money market fund investors changed over the period. Government money market funds alone experienced approximately $200 billion in outflows year to date.
Specific to BlackRock Wealth Liquid Environmentally Aware Fund (“the Fund”), the Fund saw outflows of approximately $65 million over the period with assets totaling $1.34 billion in September 2022. At the end of September, the Fund maintained a bias toward U.S. dollar denominated certificates of deposit and commercial paper with floating rate coupons indexed to the SOFR and fixed rate securities with maturities in-line with the upcoming FOMC meeting date. The Fund naturally reduced exposure to U.S. Treasuries over the last year and invested in overnight time deposits and repurchase agreements collateralized by U.S. Treasury securities or U.S. Government agency securities as these alternatives provided better relative value, especially as the market begins to price in future rate hikes throughout 2022.
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of September 30, 2022

Fund Information
BlackRock Wealth Liquid Environmentally Aware Fund
Investment Objective
BlackRock Wealth Liquid Environmentally Aware Fund’s (the "Fund") investment objective is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/22)
Ending
Account Value
(09/30/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,006.90 $ 1.01 $ 1,000.00 $ 1,024.07 $ 1.01 0.20%
Premier .................................. 1,000.00 1,006.90 1.01 1,000.00 1,024.07 1.01 0.20
Service .................................. 1,000.00 1,005.50 2.31 1,000.00 1,022.76 2.33 0.46
Investor A ................................ 1,000.00 1,005.40 2.41 1,000.00 1,022.66 2.43 0.48
Investor C ................................ 1,000.00 1,002.90 5.02 1,000.00 1,020.05 5.06 1.00
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 2.98% 2.98%
Premier ................................ 2.97 2.97
Service ................................ 2.69 2.69
Investor A ............................... 2.67 2.67
Investor C ............................... 1.88 1.88
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 38.4%
Certificates of Deposit ................................. 24.4
Repurchase Agreements ............................... 18.0
Time Deposits ...................................... 7.7
Municipal Bonds .................................... 7.0
U.S. Government Sponsored Agency Obligations .............. 1.3
Corporate Bonds .................................... 0.2
Other Assets Less Liabilities ............................ 3.0

2022
BlackRock Semi - Annual Report to Shareholders
BlackRock Wealth Liquid Environmentally Aware Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
September 30, 2022
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Yankee — 24.4%
(a)
Banco Santander SA, New York
(b)
(SOFR 1 Day + 0.42%), 3.42%, 10/07/22 . USD 26,500 $ 26,501,312
(SOFR 1 Day + 0.45%), 3.44%, 10/28/22 . 12,000 12,000,000
(SOFR 1 Day + 0.55%), 3.54%, 02/17/23 . 7,000 7,001,403
Bank of Montreal, Chicago
(b)
(SOFR 1 Day + 0.50%), 3.46%, 05/05/23 . 6,000 6,000,000
(SOFR 1 Day + 0.65%), 3.61%, 07/03/23 . 4,000 4,000,000
Bank of Nova Scotia, Houston, (SOFR 1 Day +
0.50%), 3.46%, 05/05/23
(b)
.......... 17,000 17,000,000
Barclays Bank plc, New York, (SOFR 1 Day +
0.62%), 3.60%, 04/05/23
(b)
.......... 5,250 5,250,000
Canadian Imperial Bank of Commerce, New
York
0.35%, 11/03/22 ................. 7,000 7,000,000
(SOFR 1 Day + 0.51%), 3.47%, 03/15/23
(b)
7,500 7,500,000
(SOFR 1 Day + 0.75%), 3.71%, 07/21/23
(b)
4,900 4,900,000
Credit Suisse AG, New York, (SOFR 1 Day +
0.28%), 3.26%, 02/10/23
(b)
.......... 9,000 9,000,000
Landesbank Baden-Wuerttemberg,
3.06%, 10/04/22 ................. 37,000 37,000,000
Lloyds Bank Corporate Markets plc, New York,
(SOFR 1 Day + 0.27%), 3.25%, 01/24/23
(b)
4,100 4,100,000
Mizuho Bank Ltd., New York
(b)
(SOFR 1 Day + 0.55%), 3.53%, 01/09/23 . 10,000 10,000,000
(SOFR 1 Day + 0.50%), 3.48%, 03/17/23 . 8,000 8,000,000
Natixis SA, New York, (SOFR 1 Day + 0.28%),
3.24%, 02/07/23
(b)
................ 6,000 6,000,000
Nordea Bank Abp , New York
(b)
(SOFR 1 Day + 0.19%), 3.17%, 10/27/22 . 5,000 5,000,000
(SOFR 1 Day + 0.42%), 3.40%, 12/07/22 . 10,700 10,700,000
(SOFR 1 Day + 0.49%), 3.45%, 05/24/23 . 12,000 12,000,000
Oversea-Chinese Banking Corp. Ltd.,
New York, (SOFR 1 Day + 0.59%),
3.57%, 02/28/23
(b)
................ 15,000 15,000,000
Royal Bank of Canada, (SOFR 1 Day + 0.65%),
3.61%, 07/03/23
(b)
................ 4,500 4,500,000
Standard Chartered Bank, New York
(b)
(SOFR 1 Day + 0.30%), 3.26%, 03/13/23 . 6,500 6,500,000
(SOFR 1 Day + 0.55%), 3.51%, 05/04/23 . 8,000 8,000,000
Sumitomo Mitsui Trust Bank Ltd., New York
(b)
(SOFR 1 Day + 0.55%), 3.51%, 01/06/23 . 12,000 12,000,000
(SOFR 1 Day + 0.60%), 3.56%, 01/24/23 . 4,000 4,000,000
(SOFR 1 Day + 0.46%), 3.42%, 02/22/23 . 13,000 13,000,000
Svenska Handelsbanken AB, New York, (SOFR
1 Day + 0.66%), 3.64%, 07/03/23
(b)
..... 7,000 7,000,000
Swedbank AB, New York, (SOFR 1 Day +
0.49%), 3.47%, 12/15/22
(b)
.......... 13,600 13,600,000
Toronto-Dominion Bank, New York
0.30%, 10/25/22 ................. 7,000 7,000,000
3.36%, 11/21/22
(b)
................ 15,000 15,000,000
2.80%, 05/08/23 ................. 7,000 7,000,000
3.53%, 06/02/23
(b)
................ 8,000 8,000,000
3.61%, 07/05/23
(b)
................ 4,695 4,695,000
4.12%, 08/28/23 ................. 4,000 4,000,000
328,247,715
Total Certificates of Deposit — 24.4%
(Cost: $328,247,715) ............................. 328,247,715
Security
Par (000)
Pa r (000) Value
Commercial Paper
Alpine Securitization LLC
(b)(c)
(SOFR 1 Day + 0.40%), 3.38%, 11/04/22 USD 20,000 $ 20,000,000
(SOFR 1 Day + 0.53%), 3.51%, 02/21/23 10,000 10,000,000
Antalis SA, 4.33%
,
03/16/23
(d)
.......... 7,000 6,859,592
Australia & New Zealand Banking Group Ltd.,
(SOFR 1 Day + 0.37%), 3.33%
,
04/26/23
(b)
10,000 10,000,000
Banco Santander SA, (SOFR 1 Day + 0.42%),
3.40%
,
03/20/23
(b)
................ 8,000 8,000,000
Bank of Montreal, 2.80%
,
05/12/23 ....... 7,000 7,000,000
Bank of Nova Scotia (The)
(b)
(SOFR 1 Day + 0.00%), 3.47%, 01/03/23 4,000 4,000,000
(SOFR 1 Day + 0.00%), 3.62%, 08/18/23 9,000 9,000,000
Barclays Bank plc, 3.11%
,
10/03/22
(d)
..... 55,000 54,990,497
Bayerische Landesbank , 3.09%
,
10/04/22
(d)
. 34,000 33,991,273
BPCE SA
(d)
4.15%, 02/22/23 ................. 8,000 7,955,200
4.25%, 09/01/23 ................. 4,000 3,848,319
Citigroup Global Markets, Inc., 3.90%
,
01/09/23
(d)
..................... 12,000 11,890,000
Columbia Funding Co. LLC, 3.17%
,
10/25/22
(d)
20,000 19,958,267
Commonwealth Bank of Australia, (SOFR 1
Day + 0.45%), 3.41%
,
02/21/23
(b)
...... 15,000 15,000,000
Crown Point Capital Co. LLC, 0.72%
,
01/05/23
(c)
..................... 4,000 4,000,000
DNB Bank ASA, 3.45%
,
05/26/23
(b)
....... 10,000 10,000,000
HAT Holdings I LLC, 3.01%
,
11/08/22
(d)
.... 10,770 10,735,895
Hydro-Quebec
(d)
3.14%, 11/03/22 ................. 16,000 15,954,240
3.14%, 11/04/22
(c)
................ 16,000 15,952,853
Mackinac Funding Co. LLC, 3.14%
,
10/14/22
(d)
9,000 8,989,828
Macquarie Bank Ltd.
(b)
(SOFR 1 Day + 0.40%), 3.38%, 10/06/22
(c)
7,000 7,000,315
(SOFR 1 Day + 0.35%), 3.33%, 01/04/23 10,000 10,000,000
(SOFR 1 Day + 0.50%), 3.48%, 01/18/23
(c)
12,000 12,000,000
(SOFR 1 Day + 0.60%), 3.58%, 06/22/23 11,000 11,000,000
Matchpoint Finance plc, 4.17%
,
02/21/23
(d)
.. 12,000 11,826,017
National Australia Bank Ltd.
(b)
(SOFR 1 Day + 0.35%), 3.31%, 10/25/22
(c)
15,000 15,000,000
(SOFR 1 Day + 0.37%), 3.33%, 11/14/22 10,000 10,000,000
(SOFR 1 Day + 0.50%), 3.46%, 03/14/23 7,000 7,000,000
(SOFR 1 Day + 0.37%), 3.33%, 04/13/23 4,500 4,500,000
(SOFR 1 Day + 0.40%), 3.36%, 05/12/23 7,000 7,000,000
National Bank of Canada
(b)
(SOFR 1 Day + 0.40%), 3.36%, 11/10/22
(c)
10,000 10,000,000
(SOFR 1 Day + 0.40%), 3.36%, 01/13/23 8,000 8,000,000
Nordea Bank Abp , 3.11%
,
10/21/22
(d)
..... 6,000 5,998,983
Old Line Funding LLC
(b)(c)
(SOFR 1 Day + 0.45%), 3.43%, 10/11/22 13,000 13,000,395
(SOFR 1 Day + 0.37%), 3.35%, 10/24/22 7,000 7,000,000
(SOFR 1 Day + 0.37%), 3.35%, 11/02/22 15,500 15,500,000
PSP Capital, Inc., 4.04%
,
08/17/23
(c)(d)
..... 7,000 6,758,578
Royal Bank of Canada, (SOFR 1 Day + 0.51%),
3.49%
,
01/04/23
(b)(c)
............... 4,000 4,000,000
Svenska Handelsbanken AB, 3.15%
,
10/27/22
(d)
..................... 5,000 4,998,772
Swedbank AB
(b)
(SOFR 1 Day + 0.35%), 3.31%, 10/13/22 7,000 7,000,000
(SOFR 1 Day + 0.37%), 3.33%, 11/23/22 4,000 4,000,000
Thunder Bay Funding LLC, (SOFR 1 Day +
0.36%), 3.34%
,
10/21/22
(b)(c)
......... 10,000 10,000,000
Toronto-Dominion Bank, 3.98%
,
02/17/23
(d)
. 8,000 7,958,918
Toronto-Dominion Bank (The), 3.48%
,
03/31/23
(b)
..................... 6,000 6,000,000

BlackRock Wealth Liquid Environmentally Aware Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
UBS AG, (SOFR 1 Day + 0.30%), 3.28%
,
12/08/22
(b)
..................... USD 8,000 $ 8,000,000
Westpac Banking Corp.
(d)
3.13%, 10/14/22 ................. 5,000 4,999,512
3.22%, 11/02/22 ................. 10,000 9,996,978
Total Commercial Paper — 38.4%
(Cost: $516,664,432) ............................. 516,664,432
Corporate Bonds
Consumer Finance — 0.2%
Toyota Motor Credit Corp., (SOFR 1 Day +
0.28%), 3.26%, 12/14/22
(b)
.......... 2,892 2,892,000
Total Corporate Bonds — 0.2%
(Cost: $2,892,000) .............................. 2,892,000
Municipal Bonds
Arizona — 2.5%
(c)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9037, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.49%, 09/30/22 ................. 25,000 25,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9045, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.34%, 09/30/22 ................. 9,000 9,000,000
34,000,000
Colorado — 1.3%
(f)
Colorado Housing and Finance Authority ,
Series 2021C-2, RB , VRDN (Federal Home
Loan Bank SBPA) , 3.10%, 10/05/22 .... 9,485 9,485,000
Colorado Housing and Finance Authority ,
Series 2021M-2, RB , VRDN (Barclays Bank
plc SBPA) , 3.05%, 10/05/22 ......... 7,430 7,430,000
16,915,000
Florida — 1.0%
Abag Finance Authority for Nonprofit Corp.,
Tender Option Bond Trust Receipts/
Certificates, Various States , Series 2020-
XFT1204, RB , VRDN (JPMorgan Chase
Bank NA LIQ) , 3.27%, 10/06/22
(c)(e)(f)
.... 13,055 13,055,000
Security
Par (000)
Par (000) Value
Rhode Island — 2.2%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9023, RB , VRDN
(Mizuho Capital Markets LLC LOC) ,
3.33%, 10/03/22
(c)(e)(f)
.............. USD 29,935 $ 29,935,000
Total Municipal Bonds — 7.0%
(Cost: $93,905,000) .............................. 93,905,000
Time Deposits
Credit Agricole Corporate and Investment Bank
SA, 3.06%, 10/03/22 .............. 4,000 4,000,000
ING Bank NV, 3.07%, 10/07/22 ......... 30,000 30,000,000
Royal Bank of Canada, 3.07%, 10/03/22 ... 27,895 27,895,000
Skandinaviska Enskilda Banken AB,
3.07%, 10/03/22 ................. 42,000 42,000,000
Total Time Deposits — 7.7%
(Cost: $103,895,000) ............................. 103,895,000
U.S. Government Sponsored Agency Obligations
Agency Obligations — 1.3%
United States International Development
Finance Corp. Variable Rate Notes
(3 Month Treasury Bill Rate + 0.00%), 3.00%
- 3.15%, 10/07/22
(b)
............. 17,063 17,062,500
Total U.S. Government Sponsored Agency Obligations — 1.3%
(Cost: $17,062,500) .............................. 17,062,500
Total Repurchase Agreements — 18.0%
(Cost: $242,000,000) ............................. 242,000,000
Total Investments — 97.0%
(Cost: $1,304,666,647 )
(g)
.......................... 1,304,666,647
Other Assets Less Liabilities — 3.0% ................... 39,996,637
Net Assets — 100.0% ..............................
$ 1,344,663,284
(a)
Issuer is a U.S. branch of a foreign domiciled bank.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Rates are the current rate or a range of current rates as of period end.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

2022
BlackRock Semi - Annual Report to Shareholders
BlackRock Wealth Liquid Environmentally Aware Fund

Schedule of Investments
(continued)
September 30, 2022
See notes to financial statements.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 3.05% 09/30/22 10/03/22 $ 35,000 $ 35,000 $ 35,008,896
U.S. Government
Sponsored Agency
Obligations, 2.00% to
2.50%, due 02/20/51 to
11/20/51 ......... $ 50,321,196 $ 35,700,001
$ – $ –
Citigroup Global Markets,
Inc. ........... 3.05 09/30/22 10/03/22 100,000 100,000 100,025,417
U.S. Treasury
Obligations, 0.25% to
2.75%, due 02/15/24 to
12/31/25 ......... 113,228,700 102,000,056
$ – $ –
JP Morgan Securities
LLC ........... 3.05 09/30/22 10/03/22 85,000 85,000 85,021,604
U.S. Government
Sponsored Agency
Obligations, 2.50% to
6.50%, due 02/20/34 to
06/15/63 ......... 310,213,979 86,700,001
$ – $ –
Mizuho Securities USA
LLC ........... 3.05 09/30/22 10/03/22 22,000 22,000 22,005,591
U.S. Treasury
Obligations, 0.63% to
2.50%, due 08/15/23 to
08/15/30 ......... 25,859,500 22,440,038
$ – $ –
$ 242,000 $ 246,840,096
$ – $ –
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 328,247,715 $ — $ 328,247,715
Commercial Paper ....................................... — 516,664,432 — 516,664,432
Corporate Bonds ........................................ — 2,892,000 — 2,892,000
Municipal Bonds ......................................... — 93,905,000 — 93,905,000
Repurchase Agreements ................................... — 242,000,000 — 242,000,000
Time Deposits .......................................... — 103,895,000 — 103,895,000
U.S. Government Sponsored Agency Securities .................... — 17,062,500 — 17,062,500
$ — $ 1,304,666,647 $ — $ 1,304,666,647

Statement of Assets and Liabilities
(unaudited)

September 30, 2022

Financial Statements
BlackRock
Wealth Liquid
Environmentally
Aware Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,062,666,647
Cash ............................................................................................................. 39,844,896
Repurchase agreements, at value
(b)
......................................................................................... 242,000,000
Receivables: –
Capital shares sold ................................................................................................... 6,638,888
Interest — unaffiliated ................................................................................................. 1,915,929
From the Manager ................................................................................................... 9,368
Prepaid expenses ..................................................................................................... 167,575
Total assets .........................................................................................................
1,353,243,303
LIABILITIES
Payables: –
Administration fees ................................................................................................... 61,562
Capital shares redeemed ............................................................................................... 7,569,910
Income dividend distributions ............................................................................................ 276,092
Investment advisory fees .............................................................................................. 149,733
Trustees' and Officer's fees ............................................................................................. 400
Other affiliate fees ................................................................................................... 43,992
Service and distribution fees ............................................................................................. 199,911
Other accrued expenses ............................................................................................... 278,419
Total liabilities ........................................................................................................
8,580,019
NET ASSETS ........................................................................................................
$ 1,344,663,284
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,344,662,550
Accumulated earnings .................................................................................................. 734
NET ASSETS ........................................................................................................
$ 1,344,663,284
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 1,062,666,647
(b)
  Repurchase agreements, at cost ......................................................................................... $ 242,000,000
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
September 30, 2022
2022
BlackRock Semi - Annual Report to Shareholders

See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 351,544,173
Shares outstanding ...................................................................................................
351,577,846
Net asset value ......................................................................................................
$ 1.00
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Premier
Net assets ..........................................................................................................
$ 36,741
Shares outstanding ...................................................................................................
36,744
Net asset value ......................................................................................................
$ 1.00
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Service
Net assets ..........................................................................................................
$ 26,785,356
Shares outstanding ...................................................................................................
26,787,916
Net asset value ......................................................................................................
$ 1.00
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 940,793,571
Shares outstanding ...................................................................................................
940,883,655
Net asset value ......................................................................................................
$ 1.00
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor C
Net assets ..........................................................................................................
$ 25,503,443
Shares outstanding ...................................................................................................
25,505,886
Net asset value ......................................................................................................
$ 1.00
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended September 30, 2022

Financial Statements
See notes to financial statements.
BlackRock
Wealth Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 10,538,103
Total investment income .................................................................................................
10,538,103
EXPENSES
Investment advisory .................................................................................................. 2,954,001
Service and distribution — class specific .................................................................................... 1,417,582
Administration ..................................................................................................... 272,237
Transfer agent — class specific .......................................................................................... 246,663
Administration — class specific .......................................................................................... 135,166
Registration ....................................................................................................... 65,731
Accounting services .................................................................................................. 26,352
Custodian ......................................................................................................... 20,573
Trustees and Officer .................................................................................................. 5,439
Miscellaneous ...................................................................................................... 70,912
Total expenses .......................................................................................................
5,214,656
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (2,064,014)
Service and distribution fees waived and/or reimbursed — class specific ............................................................... (172,691)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (47,931)
Administration fees waived by the Manager — class specific ....................................................................... (32,057)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,897,963
Net investment income ..................................................................................................
7,640,140
REALIZED GAIN (LOSS) $ (576)
Net realized loss from investments ........................................................................................ (576)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 7,639,564

Statements of Changes in Net Assets

2022
BlackRock Semi - Annual Report to Shareholders

See notes to financial statements.
BlackRock Wealth Liquid Environmentally
Aware Fund
Six Months Ended
09/30/22 (unaudited)
Year Ended
03/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 7,640,140  $ 144,215
Net realized gain (loss) .............................................................................. (576) 12,627
Net increase in net assets resulting from operations ............................................................. 7,639,564  156,842
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (2,081,683) (86,181)
Premier ....................................................................................... (252) (10)
Service ....................................................................................... (145,483) (5,895)
Investor A ..................................................................................... (5,332,040) (250,350)
Investor C ..................................................................................... (80,682) (3,747)
Decrease in net assets resulting from distributions to shareholders ................................................... (7,640,140) (346,183)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 56,129,223  (973,488,356)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 56,128,647  (973,677,697)
Beginning of period .................................................................................. 1,288,534,637  2,262,212,334
End of period ......................................................................................
$ 1,344,663,284  $ 1,288,534,637
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ...
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ............
0.0069  0.0001  0.0021  0.0195  0.0213  0.0118
Net realized gain (loss) ............
(0.0001) 0.0001  0.0001  0.0000
(a)
0.0000
(a)
0.0004
Net increase from investment operations .. 0.0068  0.0002  0.0022  0.0195  0.0213  0.0122
Distributions
(b)
– – – – – –
From net investment income ........
(0.0068) (0.0002) (0.0021) (0.0195) (0.0213) (0.0122)
From net realized gain .............
—  (0.0000)
(c)
(0.0001) (0.0000)
(c)
(0.0000)
(c)
—
Total distributions ................. (0.0068) (0.0002) (0.0022) (0.0195) (0.0213) (0.0122)
Net asset value, end of period ........ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value ............ 0.69%
(e)
0.03% 0.21% 1.97% 2.15% 1.23%
Ratios to Average Net Assets
Total expenses ...................
0.56%
(f)
0.54% 0.53% 0.56% 0.60% 0.56%
Total expenses after fees waived and/or
reimbursed ....................
0.20%
(f)
0.17% 0.20% 0.20% 0.20% 0.20%
Net investment income .............
1.37%
(f)
0.01% 0.18% 1.94% 2.17% 1.18%
Supplemental Data
Net assets, end of period (000) ........ $ 351,544  $ 225,612  $ 523,322  $ 369,187  $ 336,387  $ 305,669
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi - Annual Report to Shareholders

BlackRock Wealth Liquid Environmentally Aware Fund
Premier
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Period from
07/26/19
(a)
to 03/31/20
Net asset value, beginning of period ..................................
$ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ...........................................
0.0069  0.0001  0.0021  0.0117
Net realized gain ...............................................
0.0000
(b)(c)
0.0002  0.0001  0.0000
(b)
Net increase from investment operations ................................. 0.0069  0.0003  0.0022  0.0117
Distributions
(d)
– – – –
From net investment income .......................................
(0.0069) (0.0003) (0.0021) (0.0117)
From net realized gain ............................................
—  (0.0000)
(e)
(0.0001) (0.0000)
(e)
Total distributions ................................................ (0.0069) (0.0003) (0.0022) (0.0117)
Net asset value, end of period ....................................... $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(f)
— — — —
Based on net asset value ........................................... 0.69%
(g)
0.03% 0.22% 1.18%
(g)
Ratios to Average Net Assets
Total expenses ..................................................
0.88%
(h)
0.96% 0.58% 0.70%
(h)
Total expenses after fees waived and/or reimbursed .........................
0.20%
(h)
0.17% 0.20% 0.20%
(h)
Net investment income ............................................
1.37%
(h)
0.01% 0.21% 1.75%
(h)
Supplemental Data
Net assets, end of period (000) ....................................... $ 37  $ 37  $ 37  $ 37
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Wealth Liquid Environmentally Aware Fund
Service
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ...
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ............
0.0056  0.0001  0.0009  0.0165  0.0185  0.0092
Net realized gain (loss) ............
(0.0001) 0.0001  0.0001  0.0000
(a)
0.0000
(a)
0.0001
Net increase from investment operations .. 0.0055  0.0002  0.0010  0.0165  0.0185  0.0093
Distributions
(b)
– – – – – –
From net investment income ........
(0.0055) (0.0002) (0.0009) (0.0165) (0.0185) (0.0093)
From net realized gain .............
—  (0.0000)
(c)
(0.0001) (0.0000)
(c)
(0.0000)
(c)
—
Total distributions ................. (0.0055) (0.0002) (0.0010) (0.0165) (0.0185) (0.0093)
Net asset value, end of period ........ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(d)
— — — — — —
Based on net asset value ............ 0.55%
(e)
0.02% 0.10% 1.66% 1.87% 0.93%
Ratios to Average Net Assets
Total expenses ...................
0.79%
(f)
0.78% 0.78% 0.84% 0.83% 0.86%
Total expenses after fees waived and/or
reimbursed ....................
0.46%
(f)
0.18% 0.25% 0.50% 0.47% 0.50%
Net investment income .............
1.12%
(f)
0.01% 0.04% 1.65% 1.87% 0.92%
Supplemental Data
Net assets, end of period (000) ........ $ 26,785  $ 23,394  $ 45,926  $ 5,692  $ 6,152  $ 5,655
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Semi - Annual Report to Shareholders

BlackRock Wealth Liquid Environmentally Aware Fund
Investor A
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ...
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ............
0.0054  0.0001  0.0009  0.0164  0.0178  0.0090
Net realized gain (loss) ............
0.0000
(a)(b)
0.0001  0.0001  0.0000
(a)
0.0000
(a)
(0.0002)
Net increase from investment operations .. 0.0054  0.0002  0.0010  0.0164  0.0178  0.0088
Distributions
(c)
– – – – – –
From net investment income ........
(0.0054) (0.0002) (0.0009) (0.0164) (0.0178) (0.0088)
From net realized gain .............
—  (0.0000)
(d)
(0.0001) (0.0000)
(d)
(0.0000)
(d)
—
Total distributions ................. (0.0054) (0.0002) (0.0010) (0.0164) (0.0178) (0.0088)
Net asset value, end of period ........ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value ............ 0.54%
(f)
0.02% 0.10% 1.66% 1.80% 0.88%
Ratios to Average Net Assets
Total expenses ...................
0.81%
(g)
0.80% 0.78% 0.81% 0.90% 0.91%
Total expenses after fees waived and/or
reimbursed ....................
0.48%
(g)
0.18% 0.34% 0.50% 0.54% 0.54%
Net investment income .............
1.07%
(g)
0.01% 0.10% 1.45% 1.85% 0.90%
Supplemental Data
Net assets, end of period (000) ........ $ 940,794  $ 1,012,844  $ 1,677,581  $ 2,616,196  $ 484,301  $ 180,873
(a)
Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Wealth Liquid Environmentally Aware Fund
Investor C
Six Months
Ended
09/30/22
(unaudited)
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Year Ended
03/31/18
Net asset value, beginning of period ...
$ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Net investment income ............
0.0028  0.0001  0.0008  0.0086  0.0105  0.0017
Net realized gain ................
0.0001
(a)
0.0001  0.0001  0.0000
(b)
0.0000
(b)
0.0001
Net increase from investment operations .. 0.0029  0.0002  0.0009  0.0086  0.0105  0.0018
Distributions
(c)
– – – – – –
From net investment income ........
(0.0029) (0.0002) (0.0008) (0.0086) (0.0105) (0.0018)
From net realized gain .............
—  (0.0000)
(d)
(0.0001) (0.0000)
(d)
(0.0000)
(d)
—
Total distributions ................. (0.0029) (0.0002) (0.0009) (0.0086) (0.0105) (0.0018)
Net asset value, end of period ........ $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
Total Return
(e)
— — — — — —
Based on net asset value ............ 0.29%
(f)
0.02% 0.08% 0.87% 1.05% 0.18%
Ratios to Average Net Assets
Total expenses ...................
1.60%
(g)
1.58% 1.54% 1.62% 1.64% 1.65%
Total expenses after fees waived and/or
reimbursed ....................
1.00%
(g)
0.18% 0.35% 1.28% 1.28% 1.24%
Net investment income .............
0.56%
(g)
0.01% 0.09% 0.85% 1.07% 0.17%
Supplemental Data
Net assets, end of period (000) ........ $ 25,503  $ 26,648  $ 15,347  $ 29,973  $ 15,174  $ 21,727
(a)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2022
BlackRock Semi - Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC
Fund/SERV trading platform. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Investor C Shares are available only through exchanges and dividend and capital gain reinvestments by current holders. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Premier Shares commenced operations on July 26, 2019.
(b)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by the Manager (defined below) or its affiliates (each, a “BlackRock Fund”) where no initial sales charge was paid at the time of purchase of such fund. Investor C Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor C Shares of a non-money market BlackRock Fund.
The Fund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.
The Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from the Fund for up to 10 business days during a 90 day period, in the event that the Fund’s weekly liquid assets fall below certain thresholds.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-
end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that the Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining interest holders.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with one of its custodians whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Service Shares ..................................... No No None
Premier Shares
(a)
.............................................. No No None
Investor A Shares .............................................. No No
(b)
None
Investor C Shares ............................................. No No
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund's investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value (“NAV”) per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services.  Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's (the “Valuation Committee's”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi - Annual Report to Shareholders

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended September 30, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended September 30, 2022, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2022, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended September 30, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended September 30, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.450%
$1 billion - $2 billion ..................................................................................................... 0.400
$2 billion - $3 billion ..................................................................................................... 0.375
Greater than $3 billion ................................................................................................... 0.350
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —%
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Service Investor A Investor C Total
Service and Distribution - class specific .................................................... $ 32,395 $ 1,240,024 $ 145,163 $ 1,417,582
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Premier Service Investor A Investor C Total
Administration fees - class specific .............................. $ 30,465 $ 4 $ 2,592 $ 99,202 $ 2,903 $ 135,166
Institutional ....................................................................................................... $ 691
Service ......................................................................................................... 329
Investor A ........................................................................................................ 111
$ 1,131
Institutional Premier Service Investor A Investor C Total
Reimbursed amount .............. $ 3,060 $ 6 $ 337 $ 23,942 $ 1,274 $ 28,619
Institutional Premier Service Investor A Investor C Total
Transfer agent fees - class specific .............................. $ 47,830 $ 64 $ 2,008 $ 185,368 $ 11,393 $ 246,663

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Other Fees: For the six months ended September 30, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”) . The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the
Fund. For the six months ended September 30, 2022, the Manager waived and/or reimbursed investment advisory fees of $2,064,014 which is included in fees waived and/
or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific, service and distribution fees waived —
class specific and transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statement of Operations. For the six months ended
September 30, 2022, class specific expense waivers and/or reimbursements were as follows:
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as administration fees waived — class specific, service and distribution fees waived and/or reimbursed — class specific and transfer agent fees waived and/or reimbursed
— class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time. For the six months ended September 30, 2022, there were
$172,897 waived and/or reimbursed by the Manager and BRIL under this agreement.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust ’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund
Investor A $ 26,632
Investor C 5,980
Institutional Premier Service Investor A Investor C
Expense Limitations ............................... 0.20% 0.20% 0.50% 0.55% 1.30%
Fund Name/Share Class
Administration Fees
Waived - Class Specific
Service and Distribution
Fees Waived and/or
Reimbursed - Class
Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional .................................................................. $ 30,465 $ — $ 47,73 3
Premier .................................................................... 4 — 64
Investor C ................................................................... 1, 061 414 41
$ 3 1 , 530 $ 414 $ 47, 83 8

Notes to Financial Statements
(unaudited) (continued)
2022
BlackRock Semi - Annual Report to Shareholders

monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on
February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.
As of September 30, 2022, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 36,744 Premier Shares of the Fund.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Fund Name/Share Class
Six Months Ended
09/30/22
Year Ended
03/31/22
BlackRock Wealth Liquid Environmentally Aware Fund
Institutional
Shares sold 544,825,591 596,485,003
Shares issued in reinvestment of distributions ........................................................ 1,200,987 47,690
Shares redeemed
(420,082,900) (894,206,232)
125,943,678 (297,673,539)
Service
Shares sold 17,683,979 16,784,909
Shares issued in reinvestment of distributions ........................................................ 144,494 5,865
Shares redeemed
(14,437,179) (39,318,862)
3,391,294 (22,528,088)
Investor A
Shares sold 330,476,122 171,982,431
Shares issued in reinvestment of distributions ........................................................ 5,321,520 249,900
Shares redeemed
(407,858,437) (836,823,371)
(72,060,795) (664,591,040)
Investor C
Shares sold 20,257,031 31,671,594
Shares issued in reinvestment of distributions ........................................................ 79,191 3,699
Shares redeemed
(21,481,176) (20,370,982)
(1,144,954) 11,304,311
56,129,223 (973,488,356)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
2022
BlackRock Semi - Annual Report to Shareholders

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 20, 2022 (the “April
Meeting”) and May 10-11, 2022 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Wealth Liquid Environmentally Aware Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-
Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are
referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock's and the Fund's operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund's custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2021, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed the Fund’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, the
Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2021 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2022
BlackRock Semi - Annual Report to Shareholders

including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels.
The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board additionally noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the
Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the
Fund, for a one-year term ending June 30, 2023, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2023. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board
Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the

Additional Information
(continued)
2022
BlackRock Semi - Annual Report to Shareholders

information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in This Report

Glossary of Terms Used in This Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LIQ Liquidity Agreement
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the
Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The
Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
MM-9/22-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the period covered by this report
that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: November 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: November 22, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: November 22, 2022